Debt (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Long-term Debt

As of December 31, 2018, long-term debt was as follows:

	Rate of interest (1)	Maturity	Pesos (thousands)		Foreign currency (thousands)
U.S. dollars
Bonds	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Various to 2048	Ps.	1,163,861,026	US$	59,130,566
Purchasing loans	LIBOR plus 0.85%	Various to 2019		5,904,870		300,000
Project financing	Fixed from 2.45% to 3.81% and LIBOR plus 0.24% to 1.75%	Various to 2028		52,159,977		2,650,015
Direct loans	Fixed from 3.31% to 5.25% and LIBOR plus 1.65% to 1.75%	Various to 2031		51,365,998		2,609,676
Syndicated loans	LIBOR plus 0.85%	Various to 2020		39,164,611		1,989,778
Bank loans	LIBOR plus 1.19% to 3.50%	Various to 2023		2,704,412		137,399
Financial leases	Fixed from 4.44% to 4.54%	Various to 2025		6,053,280		307,540
Lease-back (4)	Fixed from 5.4% to 8.4%	Various to 2036		30,903,650		1,570,076

Total financing in U.S. dollars				1,352,117,824	US$	68,695,050

Euros
Bonds	Fixed from 1.875% to 5.5%	Various to 2030		334,044,298		€14,842,851
Financial leases	Fixed to 11.26%	Various to 2022		222		10

Direct loans	Fixed to 5.11%	Various to 2023		11,255,352		500,118

Total financing in Euros				345,299,872		€15,342,979

Japanese yen:
Bonds	Fixed from 0.54% to 3.5% and LIBOR yen plus 0.75%	Various to 2026		31,171,326		¥173,850,117

Pesos
Certificados bursátiles	Mexican Government Treasury Certificates (“Cetes”) , TIIE(1) less 0.06% to 1.35%, and fixed at 7.19% to 9.1%	Various to 2026	Ps.	148,090,688
Direct loans	Fixed at 6.55% and TIIE plus 0.50% to 4.0%	Various to 2029		32,309,858
Syndicated loans	TIIE plus 0.95%	Various to 2025		28,925,329

Total financing in pesos			Ps.	209,325,875
Unidades de Inversión Certificados bursátiles
Certificados bursátiles	Zero rate and Fixed at 3.02% to 5.23%	Various to 2035		59,727,769

Other currencies:
Bonds	Fixed from 1.5% to 8.25%	Various to 2025		48,192,756

Total principal in pesos(2)				2,045,835,422
Plus: accrued interest				33,432,631
Notes payable to contractors(3)				3,018,063

Total principal and interest				2,082,286,116
Less: short-term maturities				154,191,754
Short-term portion of financing lease				2,490,963
Current portion of notes payable to contractors(3)				1,680,361
Accrued interest				33,432,631

Total short-term debt and current portion of long-term debt				191,795,709

Long-term debt			Ps.	1,890,490,407

As of December 31, 2017, long-term debt was as follows:

	Rate of interest (1)	Maturity	Pesos (thousands)		Foreign currency (thousands)
U.S. dollars
Bonds	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Various to 2047	Ps.	1,138,845,231	US$	57,556,097
Purchasing loans	LIBOR plus 0.85%	Various to 2018		25,722,710		1,300,000
Project financing	Fixed from 2.35% to 3.81% and LIBOR plus 0.24% to 1.75%	Various to 2025		64,974,389		3,283,741
Direct loans	Fixed from 5.25% to 5.44% and LIBOR plus 1.65%	Various to 2020		43,141,231		2,180,315
Syndicated loans	LIBOR plus 0.85%	Various to 2020		39,347,774		1,988,597
Bank loans	Fixed from 3.5% to 5.28%	Various to 2023		3,451,629		174,442
Financial leases	Fixed from 0.38% to 1.99%	Various to 2025		7,621,062		385,161
Lease-back (4)	Fixed from 0.45% to 0.7%	Various to 2036		32,677,268		1,651,476

Total financing in U.S. dollars				1,355,781,294	US$	68,519,829

Euros
Bonds	Fixed from 1.875% to 5.5%	Various to 2030		287,386,195		€12,097,975
Project financing	Fixed from 2.1% to 5.11%	Various to 2023		11,879,379		500,081

Total financing in Euros				299,265,574		€12,598,056

Japanese yen:
Bonds	Fixed from 0.54% to 3.5% and LIBOR yen plus 0.75%	Various to 2026		30,541,407		¥173,827,018

Pesos
Certificados bursátiles	Mexican Government Treasury Certificates (“Cetes”) , TIIE(1) less 0.06% to 1.35%, and fixed at 7.19% to 9.1%	Various to 2026	Ps.	149,564,918
Direct loans	Fixed at 6.55% and TIIE plus 0.85% to 1.25%	Various to 2025		28,597,423
Syndicated loans	TIIE plus 0.95	Various to 2025		33,646,107

Total financing in pesos			Ps.	211,808,448
Unidades de Inversión Certificados bursátiles
Certificados bursátiles	Zero rate and Fixed at 3.02% to 5.23%	Various to 2035		57,197,211

Other currencies:
Bonds	Fixed from 1.5% to 8.25%	Various to 2025		47,148,936

Total principal in pesos(2)				2,001,742,870
Plus: accrued interest				32,078,624
Notes payable to contractors(3)				4,053,577

Total principal and interest				2,037,875,071
Less: short-term maturities				119,855,835
Short-term portion of financing lease				3,101,723
Current portion of notes payable to contractors(3)				2,173,285
Accrued interest				32,078,624

Total short-term debt and current portion of long-term debt				157,209,467

Long-term debt			Ps.	1,880,665,604

Summary of Changes in Consolidated Debt

The following table presents the roll-forward of total debt of PEMEX for each of the year ended December 31, 2018 and 2017, which includes short and long-term debt:

	2018 (i)		2017 (i)
Changes in total debt:
At the beginning of the year	Ps.	2,037,875,071	Ps.	1,983,170,730
Loans obtained - financing institutions		899,769,012		704,715,468
Debt payments		(838,934,803)		(639,950,041)
Accrued interest		120,727,022		117,644,548
Interest paid		(115,289,389)		(108,910,417)
Foreign exchange		(19,762,208)		(16,685,439)
Discounts and expenses related to debt issuance		(2,098,589)		(2,109,778)

At the end of the year	Ps.	2,082,286,116	Ps.	2,037,875,071

(i)	These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as Multiple Services Contracts), which do not generate cash flows.

Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest

	2019		2020	2021	2022	2023	2024 and thereafter	Total
Maturity of the total principal outstanding and accrued interest as of December 31, 2018, for each of the years ending December 31.	Ps.	191,795,709	189,948,833	184,328,985	171,607,627	168,577,397	1,176,027,565	Ps.	2,082,286,116

Summary of Notes Payable to Contractors
(3)	The total amounts of notes payable to contractors as of December 31, 2018 and 2017, current and long-term, are as follows:

	2018		2017
Total notes payable to contractors (a) (b)	Ps.	3,018,063	Ps.	4,053,577
Less: current portion of notes payable to contractors		1,680,361		2,173,285

Notes payable to contractors (long-term)	Ps.	1,337,702	Ps.	1,880,292

(a)

PEMEX has entered into FPWCs pursuant to which the hydrocarbons and construction in progress are property of Pemex Exploration and Production. Pursuant to the FPWC, the contractors manage the work in progress, classified as development, infrastructure and maintenance. As of December 31, 2018 and 2017, PEMEX had an outstanding amount payable of Ps. 1,153,108 and Ps. 1,678,843, respectively.

(b)

During 2007, Pemex-Exploration and Production contracted for the purchase of a Floating Production Storage and Offloading (“FPSO”) vessel. The investment in the vessel totaled U.S. $723,575. As of December 31, 2018 and 2017, the outstanding balances owed to the contractor were Ps. 1,864,955 (U.S. $ 94,751) and Ps. 2,374,734 (U.S. $120,017), respectively. In accordance with the contract, the estimated future payments are as follows:

Summary of Estimated Future Contract Payments
(b)

During 2007, Pemex-Exploration and Production contracted for the purchase of a Floating Production Storage and Offloading (“FPSO”) vessel. The investment in the vessel totaled U.S. $723,575. As of December 31, 2018 and 2017, the outstanding balances owed to the contractor were Ps. 1,864,955 (U.S. $ 94,751) and Ps. 2,374,734 (U.S. $120,017), respectively. In accordance with the contract, the estimated future payments are as follows:

Year	Amount
2019	U.S.$	25,267
2020		25,267
2021		25,267
2022		18,950

Total	U.S $	94,751

Summary of Outstanding Liability Transaction Payable

The outstanding liability for this transaction is payable as follows:

Years	Pesos		U.S. dollars
2019	Ps.	3,865,651	U.S. $	196,396
2020		3,865,651		196,396
2021		3,865,651		196,396
2022		3,865,651		196,396
2023		3,865,651		196,396
2024 and thereafter		35,325,193		1,794,715

		54,653,448		2,776,695
Less: short-term unaccrued interest		2,309,281		117,324
Less: long-term unaccrued interest		21,440,519		1,089,297

Total financing		30,903,648		1,570,074
Less: short-term portion of financing (excluding interest)		1,556,370		79,072

Total long term financing	Ps.	29,347,278	U.S.$	1,491,002

Summary of Foreign Currency Translation
(5)	As of December 31, 2018 and 2017, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2018		2017
U.S. dollar	Ps.	19.6829	Ps.	19.7867
Japanese yen		0.1793		0.1757
Pounds sterling		25.0878		26.7724
Euro		22.5054		23.7549
Swiss francs		19.9762		20.2992
Canadian dollar		14.4138		15.7858
Australian dollar		13.8617		15.4752